Other Income/Expenses - Summary of Other Expenses (Detail) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of other non-operating expense [abstract]
Loss on sales and purchases of foreign currencies			₽ 148
Other non-operating expenses	₽ 66	₽ 259	335
Total	₽ 66	₽ 259	₽ 483